Shareholder Report, Line Graph (Details) 74200026600_Franklin LifeSmart 2030 Retirement Target Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value		$ 18,309	$ 16,481	$ 14,300	$ 17,092	$ 15,088	$ 13,511	$ 11,333	$ 12,066	$ 10,315	$ 10,000	$ 21,316
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Accumulated Value		10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Blended Benchmark†
Accumulated Value		18,727	16,985	14,600	17,678	15,946	14,131	11,763	12,590	10,636	10,000	$ 21,877
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Multiverse Index
Accumulated Value		$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607

[1]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.